UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Floating Rate Fund
	Principal Amount ($)	Value ($)
Loan Participations and Assignments 90.8%
Senior Loans **
Consumer Discretionary 26.0%
99 Cents Only Stores, Term Loan, 5.25%, 1/11/2019	8,528,525	8,597,734
Atlantic Broadband Finance LLC:
First Lien Term Loan, 5.25%, 4/4/2019	5,000,000	5,024,225
Second Lien Term Loan, 9.75%, 10/4/2019	1,500,000	1,573,125
August LuxUK Holding Company SARL, Term Loan, 6.25%, 4/27/2018	1,413,032	1,423,630
August U.S. Holding Co., Inc., Term Loan B, 6.25%, 4/27/2018	1,086,968	1,095,120
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	3,473,750	3,421,644
Avis Budget Car Rental LLC:
Term Loan C, LIBOR plus 3.25%, 3/15/2019	1,500,000	1,501,883
Term Loan, 6.25%, 9/21/2018	563,929	569,041
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/2017	11,017,028	11,127,199
Bombardier Recreational Products, Inc., Term Loan B2, 4.49%, 6/28/2016	12,558,047	12,581,593
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *	67,078	31,191
Burger King Corp., Term Loan B, 4.5%, 10/19/2016	6,304,183	6,340,432
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.5%, 2/23/2017	12,510,990	12,568,665
Caesars Entertainment Operating Co.:
Term Loan B1, 3.236%, 1/28/2015	3,000,000	2,855,415
Term Loan B6, 5.486%, 1/26/2018	8,400,000	7,410,354
Capital Automotive LP, Term Loan B, 5.25%, 3/10/2017	15,819,805	15,885,773
Cenveo Corp., Term Loan B, 6.625%, 12/21/2016	6,532,893	6,549,258
Cequel Communications LLC, Term Loan B, 4.0%, 2/14/2019	5,486,250	5,488,554
Chrysler Group LLC, Term Loan B, 6.0%, 5/24/2017	3,960,000	4,036,943
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	3,148,077	3,163,817
Claire's Stores, Inc., Term Loan B, 2.982%, 5/29/2014	1,647,158	1,622,681
Clear Channel Communication, Inc., Term Loan B, 3.882%, 1/28/2016	17,079,433	13,311,368
Crown Media Holdings, Inc., Term Loan B, 5.75%, 7/14/2018	10,880,000	10,934,400
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019	4,500,000	4,528,125
Cumulus Media, Inc., First Lien Term Loan, 5.75%, 9/17/2018	16,904,165	16,992,235
EMI Music Publishing Ltd., Term Loan B, 5.5%, 6/29/2018	3,000,000	3,028,875
Entercom Radio LLC, Term Loan B, 6.25%, 11/23/2018	1,460,145	1,478,396
Golden Nugget, Inc.:
Term Delay Draw, 3.24%, 6/30/2014	2,741,312	2,622,531
Term Loan B, 3.24%, 6/30/2014	4,875,750	4,664,483
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019	5,000,000	4,993,750
Gray Television, Inc., Term Loan B, 3.75%, 12/31/2014	2,359,700	2,355,276
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	16,352,530	15,877,325
Harron Communications Corp., Term Loan B, 5.5%, 10/6/2017	7,061,321	7,079,010
Hillman Companies, Inc., Term Loan B, 5.0%, 5/27/2016	1,984,828	1,992,271
Hubbard Radio LLC:
Term Loan B, 5.25%, 4/28/2017	6,273,007	6,308,292
Second Lien Term Loan, 8.75%, 4/30/2018	4,000,000	4,060,000
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016	990,000	988,763
Isle Capri Casinos, Inc., Term Loan B, 4.75%, 11/1/2013	933,046	938,733
J Crew Group, Inc., Term Loan B, 4.75%, 3/7/2018	14,730,340	14,750,594
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/2018	10,218,906	10,248,745
Kalispel Tribal Economic Authority, Term Loan B, 7.5%, 2/24/2017	8,852,590	8,719,801
Kasima LLC, Term Loan B, 5.0%, 3/31/2017	6,418,750	6,426,773
Landry's, Inc., Term Loan B, 6.5%, 4/24/2018	8,941,375	9,060,608
Local TV Finance LLC, Term Loan B2, 4.24%, 5/7/2015	1,355,058	1,354,380
Lord & Taylor Holdings LLC, Term Loan B, 6.75%, 1/11/2019	2,985,000	3,012,372
Mediacom Broadband LLC, Term Loan F, 4.5%, 10/23/2017	4,900,000	4,859,159
Mediacom LLC, Term Loan E, 4.5%, 10/23/2017	4,924,623	4,873,850
Merrill Communications LLC, Second Lien Term Loan, 16.0%, 11/15/2013	9,633,917	6,583,145
Michaels Stores, Inc., Term Loan B2, 5.0%, 7/29/2016	3,240,158	3,263,876
Mohegan Tribal Gaming Authority:
Term Loan B, 5.5%, 3/31/2015	4,887,494	4,717,947
Term Loan B, 9.0%, 3/1/2016	4,500,000	4,529,993
National Bedding Co., LLC, Second Lien Term Loan, 5.25%, 2/28/2014	15,559,074	15,525,077
National Vision, Inc., Term Loan B, 7.0%, 8/10/2018	4,000,000	4,060,000
Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/2018	14,000,000	14,033,250
Oceania Cruises, Inc., Term Loan B, 5.25%, 4/27/2015	16,628,690	16,018,999
Oriental Trading Co., Inc., Term Loan B, 7.0%, 2/10/2017	6,258,806	6,282,276
OSI Restaurant Partners LLC:
Term Loan, 2.49%, 6/14/2013	1,334,000	1,327,977
Term Loan B, 2.563%, 6/14/2014	13,603,358	13,541,939
Petco Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017	12,710,303	12,750,086
Pilot Travel Centers LLC, Term Loan B2, 4.25%, 8/7/2019	3,500,000	3,516,415
Quad/Graphics, Inc., Term Loan B, 4.0%, 7/26/2018	3,970,000	3,925,357
Raycom TV Broadcasting, Inc., Term Loan B, 4.5%, 5/31/2017	4,950,000	4,925,250
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	7,211,961	7,232,984
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	4,220,095	4,214,820
San Juan Cable Holdings LLC:
Term Loan B, 6.0%, 6/9/2017	5,152,975	5,152,975
Second Lien Term Loan, 10.0%, 6/8/2018	1,000,000	1,012,815
Springs Windows Fashions LLC:
Term Loan B, 6.0%, 5/31/2017	8,448,290	8,279,324
Second Lien Term Loan, 11.25%, 11/30/2017	3,000,000	2,940,000
SRAM LLC, Term Loan B, 4.75%, 6/7/2018	850,043	853,231
SuperMedia, Inc., Term Loan, 11.0%, 12/31/2015	287,950	201,005
Toys 'R' Us-Delaware, Inc.:
Term Loan B2, 5.25%, 5/25/2018	997,475	960,074
Term Loan B3, 5.25%, 5/25/2018	1,995,000	1,922,681
Term Loan, 6.0%, 9/1/2016	16,574,586	16,315,691
Travelport LLC:
Term Delay Draw, 4.961%, 8/21/2015	3,584,753	3,330,630
Term Loan, 4.961%, 8/21/2015	2,893,832	2,688,688
Term Loan S, 4.961%, 8/21/2015	697,648	648,192
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	5,090,589	5,128,768
Univision Communications, Inc., Term Loan, 4.482%, 3/31/2017	17,952,326	17,408,191
UPC Financing Partnership, Term Loan, 4.75%, 12/29/2017	2,000,000	2,012,500
Visant Holding Corp., Term Loan B, 5.25%, 12/22/2016	20,147,156	19,500,836
Wendy's International, Inc., Term Loan B, 4.75%, 5/15/2019	6,000,000	6,041,760
Westwood One, Inc., Term Loan, 8.0%, 10/21/2016	4,937,500	4,505,469
Yankee Candle Company, Inc., Term Loan B, 5.25%, 4/2/2019	4,488,750	4,519,902

		508,200,515
Consumer Staples 7.2%
American Seafoods Group LLC, Term Loan B, 4.25%, 3/16/2018	5,367,085	5,246,352
Arctic Glacier U.S.A., Inc., Term Loan B, 8.5%, 7/19/2018	2,000,000	1,990,000
B&G Foods, Inc., Term Loan B, 4.5%, 11/30/2018	995,000	1,001,841
Bellisio Foods, Inc., Term Loan, 7.0%, 12/15/2017	947,941	914,763
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018	3,500,000	3,495,625
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018	8,066,972	7,986,302
Fairway Group Acquisition Co., Term Loan, 8.25%, 8/17/2018	14,500,000	14,472,885
Focus Brands, Inc.:
Term Loan B, 6.25%, 2/21/2018	2,320,287	2,349,290
Second Lien Term Loan, 10.25%, 8/21/2018	1,500,000	1,515,000
NBTY, Inc., Term Loan B1, 4.25%, 10/2/2017	6,471,342	6,509,976
Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/2016	17,704,699	17,839,697
Pinnacle Foods Finance LLC:
Term Loan F, 4.75%, 10/17/2018	2,000,000	1,995,000
Term Loan B, 3.746%, 10/3/2016	1,700,108	1,691,607
Term Loan E, 4.75%, 10/17/2018	3,491,250	3,487,759
Pinnacle Holdco SARL, Term Loan, 6.5%, 7/24/2019	4,500,000	4,473,743
Prestige Brands, Inc., Term Loan, 5.25%, 1/31/2019	1,070,076	1,081,076
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 2/13/2019	6,488,750	6,216,450
Schiff Nutrition International, Inc., Term Loan B, 6.0%, 3/29/2019	2,992,500	2,992,500
Smart & Final Stores Corp., Term Loan B2, 4.982%, 5/31/2016	3,885,077	3,885,077
Sprouts Farmers Markets Holdings LLC, Term Loan, 6.0%, 4/18/2018	3,364,528	3,343,500
SUPERVALU, Inc., Term Loan B, 6.75%, 6/27/2019	7,000,000	7,014,560
U.S. Foods, Inc., Term Loan B, 5.75%, 3/31/2017	17,087,187	16,587,387
U.S. Foodservice, Inc., Term Loan B, 5.75%, 3/31/2017	493,750	480,377
Volume Services America, Inc.:
Term Loan A, 10.0%, 9/16/2015	4,425,000	4,436,063
Term Loan B, 10.5%, 9/16/2016	4,619,216	4,636,538
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 2/16/2017	15,394,088	15,240,147

		140,883,515
Energy 3.5%
Chesapeake Energy Corp., Term Loan, 8.5%, 12/1/2017	6,000,000	6,025,950
Crestwood Holdings LLC, Term Loan B, 9.75%, 3/26/2018	6,332,625	6,431,572
Energy Transfer Equity LP, Term Loan B, 3.75%, 3/24/2017	3,000,000	2,971,875
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	15,897,775	14,085,429
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017	12,000,000	12,060,000
Sheridan Production Partners I LLC:
Term Loan, 6.5%, 4/20/2017	8,833,425	8,903,385
Term Loan 1-A, 6.5%, 4/20/2017	1,170,501	1,179,772
Term Loan 1-M, 6.5%, 4/20/2017	714,949	720,611
Tervita Corp., Term Loan B, 3.232%, 11/14/2014	15,000,000	14,777,325
Walter Energy, Inc., Term Loan B, 4.0%, 4/2/2018	2,000,000	1,972,920

		69,128,839
Financials 6.1%
American Capital Holdings, Inc., Term Loan, 5.5%, 7/19/2016	2,500,000	2,515,562
Asurion LLC:
First Lien Term Loan, 5.5%, 5/24/2018	11,424,802	11,478,327
Second Lien Term Loan, 9.0%, 5/24/2019	4,280,255	4,442,904
AWAS Finance Luxembourg 2012 SA, Term Loan, 5.75%, 7/16/2018	1,500,000	1,505,625
AWAS Finance Luxembourg SARL, Term Loan B, 5.25%, 6/10/2016	3,128,936	3,141,640
BNY ConvergEx Group LLC:
Term Loan, 5.25%, 12/16/2016	2,120,383	1,996,691
Term Loan, 5.25%, 12/19/2016	4,827,334	4,545,732
Second Lien Term Loan, 8.75%, 12/18/2017	2,000,000	1,860,000
Brand Energy & Infrastructure Services, Inc., Term Loan B2, 3.688%, 2/7/2014	4,785,407	4,707,644
CNO Financial Group, Inc., Term Loan B1, 6.25%, 9/30/2016	7,736,522	7,780,852
Delos Aircraft, Inc., Term Loan 2, 4.75%, 4/12/2016	1,000,000	1,013,750
Evergreen Tank Solutions, Inc., Second Lien Term Loan, 4.218%, 4/4/2014	6,135,148	5,935,756
FGI Operating Co., LLC, Term Loan, 5.5%, 4/19/2019	2,500,000	2,516,412
Istar Financial, Inc.:
Term Loan A1, 5.0%, 6/28/2013	1,497,356	1,504,094
Term Loan A2, 7.0%, 6/30/2014	18,500,000	18,595,460
Term Loan A2, 7.0%, 3/17/2017	2,000,000	2,043,750
LNR Property Corp., Term Loan B, 4.75%, 4/29/2016	9,473,684	9,481,595
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017	1,275,379	1,276,438
Nuveen Investments, Inc.:
Term Loan, 5.961%, 5/12/2017	13,454,607	13,528,204
First Lien Term Loan, 5.961%, 5/13/2017	5,368,741	5,385,545
Springleaf Financial Funding Co., Term Loan, 5.5%, 5/10/2017	13,500,000	13,081,500
Yell Group PLC, Term Loan B1, 4.459%, 7/31/2014	5,136,430	1,484,916

		119,822,397
Health Care 5.3%
Alkermes, Inc., Term Loan B, 6.75%, 9/15/2017	5,472,500	5,520,384
AMN Healthcare, Inc., Term Loan B, 6.0%, 4/5/2018	3,512,400	3,547,524
Aptalis Pharma, Inc., Term Loan B, 5.5%, 2/10/2017	13,441,880	13,430,656
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/2019	15,000,000	15,081,225
Community Health Systems, Inc., Term Loan, 3.923%, 1/25/2017	3,818,283	3,828,497
DaVita, Inc., Term Loan B, 4.5%, 10/20/2016	1,452,563	1,460,429
Drumm Investors LLC, Term Loan, 5.0%, 5/4/2018	13,361,775	12,827,304
Education Management LLC, Term Loan C2, 4.5%, 6/1/2016	14,615,743	11,418,550
Grifols, Inc., Term Loan B, 4.5%, 6/1/2017	2,965,685	2,980,128
HCA, Inc., Term Loan B3, 3.482%, 5/1/2018	1,500,000	1,480,433
Hologic, Inc., Term Loan B, 4.5%, 8/1/2019	4,000,000	4,034,280
MModal, Inc., Term Loan B, LIBOR plus 5.5%, 8/15/2019	7,500,000	7,410,975
Onex Carestream Finance LP, Term Loan B, 5.0%, 2/25/2017	16,531,136	16,184,974
Surgical Care Affiliates, Inc., Term Loan B, 4.461%, 12/29/2017	2,954,534	2,917,602
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018	340,832	339,908
Warner Chilcott Corp.:
Term Loan, 4.25%, 3/15/2018	258,860	258,158
Term Loan B1, 4.25%, 3/15/2018	681,664	679,817
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018	468,644	467,374

		103,868,218
Industrials 17.0%
ACCO Brands Corp., Term Loan B, 4.25%, 4/30/2019	3,731,250	3,739,813
Acosta, Inc.:
Term Loan B, 5.75%, 3/1/2018	9,785,160	9,844,556
Term Loan C, 5.75%, 3/1/2018	2,493,750	2,505,446
Advantage Sales & Marketing, Inc.:
Term Loan B, 5.25%, 12/18/2017	4,432,500	4,444,955
Second Lien Term Loan, 9.25%, 6/18/2018	10,710,000	10,713,374
Allegiant Travel Co., Term Loan B, 5.75%, 3/10/2017	3,930,323	3,969,626
API Technologies Corp., Term Loan B, 8.75%, 6/1/2016	4,937,460	4,937,460
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	11,614,986	11,625,904
Buffalo Gulf Coast Terminals LLC, Term Loan B, 7.5%, 10/31/2017	8,473,656	8,643,129
CEVA Group PLC:
Term Loan B, 5.447%, 8/31/2016	9,910,863	9,370,721
Letter of Credit, 5.461%, 8/31/2016	1,774,152	1,677,461
ClientLogic Corp., Term Loan, 7.208%, 1/30/2017	16,325,797	14,989,204
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 0.0% , 4/18/2014 *	2,446,259	868,422
Letter of Credit, LIBOR plus 5.75%, 4/21/2014 *	545,478	193,645
Connolly Holdings, Inc., First Lien Term Loan, 6.5%, 7/13/2018	4,000,000	4,010,000
Corporate Executive Board Co., Term Loan B, 5.0%, 7/2/2019	3,000,000	3,013,755
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	20,564,005	20,332,660
CPI International, Inc., Term Loan B, 5.0%, 2/13/2017	6,042,450	6,019,791
Delta Air Lines, Inc.:
Term Loan B, 4.25%, 3/7/2016	4,937,500	4,888,125
Term Loan B, 5.5%, 4/20/2017	8,924,962	9,014,212
DigitalGlobe, Inc., Term Loan B, 5.75%, 10/7/2018	5,472,500	5,497,591
DynCorp International LLC, Term Loan B, 6.25%, 7/7/2016	9,869,718	9,880,822
Generac Power Systems, Inc., Term Loan B, 6.25%, 5/30/2018	8,500,000	8,691,250
Goodman Global, Inc.:
First Lien Term Loan, 5.75%, 10/28/2016	11,416,662	11,469,522
Second Lien Term Loan, 9.0%, 10/30/2017	3,818,182	3,886,203
Grede LLC, Term Loan B, 7.0%, 4/3/2017	2,000,000	2,002,500
Intelligrated, Inc., First Lien Term Loan, 6.75%, 7/30/2018	3,000,000	2,981,250
Interactive Data Corp., Term Loan B, 4.5%, 2/12/2018	16,336,272	16,407,743
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	10,207,757	10,133,750
Second Lien Term Loan, 10.5%, 12/20/2016	7,000,000	6,958,455
Monitronics International, Inc., Term Loan B, 5.5%, 3/16/2018	8,977,500	9,054,931
Orbitz Worldwide, Inc., Term Loan, 3.232%, 7/25/2014	13,542,949	13,014,774
Ozburn-Hessey Holding Co., LLC, Term Loan B, 8.25%, 4/8/2016	651,307	612,228
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018	5,000,000	5,006,250
Rexnord Corp., Term Loan B, 5.0%, 4/2/2018	4,975,000	5,011,865
Sabre, Inc., Term Loan, 5.982%, 9/29/2017	12,965,789	12,798,271
Sophia LP, Term Loan B, 6.25%, 7/19/2018	2,992,500	3,024,669
Swift Transportation Co., Inc., Term Loan B2, 5.0%, 12/21/2017	7,110,510	7,154,382
Synagro Technologies, Inc., Term Loan B, 2.24%, 4/2/2014	9,884,874	8,834,656
Tank Intermediate Holding Corp., Term Loan B, 6.75%, 6/28/2019	3,988,732	3,993,718
TricorBraun, Inc., Term Loan B, 5.5%, 5/3/2018	5,000,000	5,010,950
U.S. Airways Group, Inc., Term Loan, 2.736%, 3/21/2014	15,000,000	14,545,350
U.S. Security Holdings, Inc.:
Term Dalay Draw, 6.0%, 7/28/2017	659,531	661,593
Term Loan, 6.0%, 7/28/2017	3,322,081	3,332,463
United Airlines, Inc., Term Loan B, 2.25%, 2/3/2014	14,497,194	14,358,238
Waste Industries U.S.A., Inc., Term Loan B, 4.75%, 3/17/2017	7,845,751	7,855,558
West Corp.:
Term Loan B4, 5.5%, 7/15/2016	980,992	985,529
Term Loan B5, 5.5%, 7/15/2016	3,904,861	3,922,921

		331,889,691
Information Technology 10.9%
Allen Systems Group, Inc., Term Loan B, 7.5%, 11/20/2015	5,674,114	5,331,312
Aspect Software, Inc., Term Loan B, 6.25%, 5/6/2016	12,790,011	12,478,319
Attachmate Corp.:
First Lien Term Loan, 7.25%, 11/22/2017	9,000,000	9,098,460
Second Lien Term Loan, 11.0%, 11/22/2018	5,000,000	4,902,500
Autotrader.com, Inc., Term Loan B1, 4.0%, 12/15/2016	1,000,000	1,002,875
Avaya, Inc.:
Term Loan B1, 3.177%, 10/24/2014	6,517,063	6,283,524
Term Loan B3, 4.927%, 10/26/2017	16,025,662	14,389,682
Blackboard, Inc., Term Loan B, 7.5%, 10/4/2018	3,994,987	3,946,309
Booz Allen Hamilton, Inc., Term Loan B, 4.5%, 7/31/2019	6,000,000	6,022,980
CommScope, Inc., Term Loan, 4.25%, 1/12/2018	7,682,576	7,701,052
DG FastChannel, Inc., Term Loan B, 5.75%, 7/26/2018	11,511,244	11,146,683
First Data Corp.:
Term Loan B, 4.237%, 3/23/2018	19,121,072	18,129,167
Term Loan B, 5.237%, 3/24/2017	2,926,756	2,879,021
Freescale Semiconductor, Inc., Term Loan B, 4.496%, 12/1/2016	17,423,397	16,786,397
Global Cash Access LLC, Term Loan B, 7.0%, 3/1/2016	1,214,286	1,218,536
iPayment, Inc., Term Loan B, 5.75%, 5/8/2017	10,821,217	10,867,207
Microsemi Corp., Term Loan, 4.0%, 2/2/2018	6,822,395	6,849,412
Moneygram International, Inc., Term Loan B, 4.25%, 11/20/2017	5,000,000	4,971,875
NeuStar, Inc., Term Loan B, 5.0%, 11/8/2018	2,965,063	2,994,713
NPC International, Inc., Term Loan B, 5.25%, 12/28/2018	997,500	1,006,642
NXP BV:
Term Loan A1, 4.5%, 3/3/2017	8,382,463	8,375,463
Term Loan B, 5.25%, 3/19/2019	1,995,000	2,006,222
Term Loan A2, 5.5%, 3/3/2017	5,466,212	5,544,817
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 3/30/2019	9,500,000	9,416,875
Openlink International Intermediate, Inc., Term Loan, 7.75%, 10/30/2017	2,487,500	2,496,828
Pegasus Solutions, Inc., Term Loan B, 8.5%, 4/17/2013	3,479,480	3,357,698
RedPrairie Corp., Term Loan B, 6.0%, 8/6/2018	10,000,000	10,037,500
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.75%, 5/9/2017	5,584,400	5,600,679
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,494,173
SI Organization, Inc., Term Loan B, 4.5%, 11/22/2016	2,461,241	2,412,016
SkillSoft Corp.:
Term Loan B, 6.5%, 5/26/2017	4,535,813	4,578,337
Term Loan C, 6.5%, 5/26/2017	992,500	1,001,805
SymphonyIRI Group, Inc., Term Loan B, 5.0%, 12/1/2017	6,934,962	6,911,834

		213,240,913
Materials 8.3%
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/25/2017	4,777,879	4,663,210
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/2018	8,500,000	8,518,063
AZ Chem U.S., Inc., Term Loan, 7.25%, 12/22/2017	2,590,909	2,620,782
Berry Plastics Holding Corp., Term Loan C, 2.232%, 4/3/2015	2,953,247	2,929,252
Chemtura Corp., Term Loan B, 5.5%, 8/27/2016	3,315,000	3,339,183
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016	10,301,417	10,288,592
Exopack LLC, Term Loan, 6.5%, 5/31/2017	15,345,000	14,961,375
Fairmount Minerals Ltd., Term Loan B, 5.25%, 3/15/2017	12,245,806	12,167,372
Houghton International, Inc., Term Loan B, 6.75%, 1/29/2016	896,152	905,114
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018	6,982,500	7,010,884
JMC Steel Group, Inc., Term Loan, 4.75%, 4/3/2017	2,962,523	2,973,632
Kronos Worldwide, Inc., Term Loan B, 5.75%, 6/13/2018	6,000,000	6,037,500
Momentive Performance Materials U.S.A., Inc., Term Loan B-1B, 3.75%, 5/5/2015	7,216,030	6,819,149
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	14,121,250	13,812,418
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/24/2019	2,992,500	3,016,201
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	8,457,627	8,452,341
PolyOne Corp., Term Loan, 5.0%, 12/20/2017	1,990,000	2,004,925
Reynolds Group Holdings, Inc.:
Term Loan B, 6.5%, 2/9/2018	16,605,969	16,749,112
Term Loan C, 6.5%, 8/9/2018	2,356,308	2,392,689
Styron SARL LLC, Term Loan B, 8.0%, 8/2/2017	8,861,090	8,292,031
Tube City IMS Corp., Term Loan, 5.75%, 3/20/2019	9,476,250	9,559,167
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	8,899,937	8,868,921
Vantage Specialty Chemicals, Inc., Term Loan B, 7.0%, 2/10/2018	5,249,353	5,269,064

		161,650,977
Telecommunication Services 3.5%
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	14,254,502	12,686,507
Genesys Telecom Holdings U.S., Inc., Term Loan B, 6.75%, 1/31/2019	2,493,750	2,520,259
Global Tel*Link Corp., Term Loan B, 6.0%, 12/14/2017	2,917,742	2,924,132
Intelsat Jackson Holdings Ltd., Term Loan, 3.239%, 2/3/2014	13,354,454	13,205,618
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018	2,962,469	2,963,535
Securus Technologies Holdings, Inc., Term Loan, 6.5%, 5/31/2017	5,024,250	5,009,604
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	6,861,267	6,795,501
Telesat LLC, Term Loan B, 4.25%, 3/28/2019	13,000,000	13,013,260
TowerCo Finance LLC, Term Loan B, 4.5%, 2/2/2017	994,962	996,619
Windstream Corp., Term Loan B3, 4.0%, 8/8/2019	1,500,000	1,505,153
Zayo Group LLC, Term Loan B, 7.125%, 7/2/2019	7,500,000	7,628,925

		69,249,113
Utilities 3.0%
Equipower Resources Holdings LLC:
First Lien Term Loan, 6.5%, 12/21/2018	8,000,000	8,041,680
Second Lien Term Loan, 10.0%, 6/21/2019	2,000,000	2,033,340
Essential Power LLC, Term Loan B, 5.5%, 8/8/2019	11,000,000	11,055,000
LS Power Funding Corp., Term Loan, 5.5%, 6/28/2019	9,300,000	9,346,500
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018	18,000,000	17,887,500
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017	6,311,704	6,319,594
Texas Competitive Electric Holdings Co., LLC:
Term Loan, 3.741%, 10/10/2014	1,922,778	1,416,674
Term Loan, 4.741%, 10/10/2017	4,882,111	3,326,817

		59,427,105

Total Loan Participations and Assignments (Cost $1,791,138,623)		1,777,361,283
Corporate Bonds 3.8%
Consumer Discretionary 0.6%
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020	1,000,000	1,066,250
MGM Resorts International, 7.75%, 3/15/2022	5,000,000	5,037,500
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022	1,000,000	1,020,000
Sirius XM Radio, Inc., 144A, 5.25%, 8/15/2022	1,000,000	1,000,000
Travelport LLC, 5.092% ***, 9/1/2014	6,000,000	4,260,000

		12,383,750
Energy 0.2%
EP Energy LLC, 144A, 6.875%, 5/1/2019	3,000,000	3,217,500
Financials 1.0%
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022	1,000,000	1,040,000
Hexion U.S. Finance Corp., 4.935% ***, 11/15/2014	19,000,000	17,860,000

		18,900,000
Industrials 0.4%
Iron Mountain, Inc., 5.75%, 8/15/2024	4,000,000	4,040,000
Welltec AS, 144A, 8.0%, 2/1/2019	4,000,000	4,070,000

		8,110,000
Information Technology 0.2%
Freescale Semiconductor, Inc., 4.343% ***, 12/15/2014	2,000,000	1,970,000
Nuance Communications, Inc., 144A, 5.375%, 8/15/2020	200,000	204,500
Unisys Corp., 6.25%, 8/15/2017	2,000,000	2,065,000

		4,239,500
Materials 1.3%
Berry Plastics Corp., 5.205% ***, 2/15/2015	13,441,000	13,447,721
FMG Resources (August 2006) Pty Ltd., 144A, 6.875%, 4/1/2022	3,000,000	2,760,000
Noranda Aluminum Acquisition Corp., 4.73% ***, 5/15/2015 (PIK)	5,000,000	4,775,000
United States Steel Corp., 7.5%, 3/15/2022	4,000,000	3,920,000

		24,902,721
Telecommunication Services 0.1%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	3,000,000	3,210,000

Total Corporate Bonds (Cost $76,322,248)		74,963,471
Asset-Backed 0.4%
Miscellaneous
Fairway Loan Funding Co., "B2L", Series 2006-1A, 4.255% ***, 10/17/2018	7,000,000	5,569,340
NYLIM Flatiron CLO Ltd., "D", Series 2005-1A, 144A, 2.237% ***, 8/10/2017	3,000,000	2,491,740

Total Asset-Backed (Cost $8,467,500)		8,061,080

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary
SuperMedia, Inc.*	1,793	6,634
Cash Equivalents 5.6%
Central Cash Management Fund, 0.14% (a) (Cost $110,057,737)	110,057,737	110,057,737

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,986,048,863) †	100.6	1,970,450,205
Other Assets and Liabilities, Net	(0.6)	(12,543,681)

Net Assets	100.0	1,957,906,524

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	67,078	USD	64,994	31,191
Coach America Holdings, Inc.*	LIBOR plus 0.0%	4/18/2014	2,446,259	USD	2,295,933	868,422
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2014	545,478	USD	512,184	193,645
					2,873,111	1,093,258

* Non-income producing security.
**
Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of August 31, 2012.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2012.

†
The cost for federal income tax purposes was $1,986,210,662.  At August 31, 2012, net unrealized depreciation for all securities based on tax cost was $15,760,457.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,243,478 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,003,935.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest Rate charged by banks to their most creditworthy customers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(b)
Loan Participations and Assignments	$—	$1,777,361,283	$—	$1,777,361,283
Corporate Bonds	—	74,963,471	—	74,963,471
Asset-Backed	—	8,061,080	—	8,061,080
Common Stocks	6,634	—	—	6,634
Short-Term Investments	110,057,737	—	—	110,057,737
Total	$110,064,371	$1,860,385,834	$—	$1,970,450,205

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of DWS Portfolio Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012